Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 751	$ 801	$ 853
Property, plant and equipment, losses	$ 163		163
Writedowns of buyback commitments		47	162
Impairment losses on assets sold with a buy-back commitment			259
Acquisition of property, plant and equipment		156	126
Agriculture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, losses	111		111
Construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, losses	45		45
Writedowns of buyback commitments			282
Commercial and Specialty Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, losses	$ 7		7
Property, Plant and Equipment, Excluding Assets Sold Under a Buy-Back Commitment
Property, Plant and Equipment [Line Items]
Depreciation expense		491	524	548
Assets sold with buy-back commitment
Property, Plant and Equipment [Line Items]
Impairment losses on assets sold with a buy-back commitment		$ 33	$ 144	$ 86